RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 265	$ 163	$ 500	$ 333
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees			$ 120	$ 110